Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
4.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

	As of December 31,
	2024	2023
Cash on hand	$541,937	$472,641
Cash in bank	21,394,485	19,762,586
Subtotal	21,936,422	20,235,227
Restricted cash – current	27,642	100,764
Restricted cash – non-current	1,432,738	1,608,762
Subtotal	23,396,802	21,944,753
Cash at banks attributable to discontinued operations	-	28,642
Cash, cash equivalents, and restricted cash	$23,396,802	$21,973,395

As of December 31, 2024 and December 31, 2023, the Company had approximately $13,000,000 and $15,000,000 structured notes in bank. The Company recorded interest income of $500,012 and $327,559 for the years ended December 31, 2024 and 2023.